NOTES PAYABLE (Details Textual) - USD ($)	1 Months Ended		3 Months Ended
	Mar. 01, 2016	Dec. 14, 2015	Jun. 30, 2016	Feb. 28, 2014
IMT Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Demand Deferral Minimum Capital Proceeds Required	$ 15,000,000
Notes Payable			$ 328,840
Debt Instrument, Interest Rate, Stated Percentage	3.50%
Interest Expense, Debt			3,325
IMT Notes [Member] | Director [Member]
Debt Instrument [Line Items]
Notes Payable			148,974
Promissory Note [Member]
Debt Instrument [Line Items]
Notes Payable				$ 200,000
Debt Instrument, Interest Rate, Stated Percentage				10.00%
Interest Expense, Debt			$ 3,890
Promissory Note [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument Amended Maturity Year Month		2017-03